Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Provisions [Abstract]
Provisions

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308

Provision for lease contract termination costs	10,254	12,338
Less: current portion of provision for lease contract termination costs	2,280	2,326

Non-current portion of provision for lease contract termination costs	7,974	10,012